West Hills Core Fund

(fka West Hills Tactical Core Fund)

LEBOX

a series of Frank Funds

Supplement dated April 1, 2022
to the Prospectus

dated November 1, 2021

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Effective as of the date above, UMB Financial Corporation, with its principal place of business at 1010 Grand Boulevard, Kansas City, MO 64106, will replace Huntington National Bank as the custodian for the West Hills Core Fund (the “Fund”). Accordingly, all references to Huntington National Bank in the Prospectus and Statement of Additional Information (“SAI”) are removed and replaced with UMB Financial Corporation. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

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This Supplement, to the Prospectus and the SAI, each dated November 1, 2021, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-217-5426.